PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

Property and equipment consists of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$

Machinery and equipment	—	95,979
Electronics and office equipment	1,776	1,280
Motor vehicles	648	966
Leasehold improvements	5,921	9,082
Construction in progress	—	7,662

Property and equipment, cost	8,345	114,969
Less: Accumulated depreciation	(7,348)	(22,284)
Less: Provision for impairment	—	(22,486)

Property and equipment, net	997	70,199